UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #101     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #101     Dallas, Texas  75206
(Name and address of agent for service)

Registrant?s telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2007






























Item 1.  Report to Shareholders.

STOCK DIVIDEND FUND, INC.



ANNUAL REPORT
DECEMBER 31, 2007



Stock Dividend Fund, Inc.
8150 N. central Expressway #101
Dallas, Texas 75206
1-800-704-6072



Dear shareholders of Stock Dividend Fund, Inc.,

The Fund ended the calendar year 2007 with a Net Asset Value per share of $25.35 after paying a dividend of $0.7972 per share on 12/31/07. This is up from a Net Asset Value per share of $24.87 at the beginning of the year.

For the year ended December 31, 2007 the Fund?s total return was 5.14% versus 5.33% for the S&P 500.

The Fund has now completed three full years of operation, meaningfully outperforming the S&P 500 benchmark over this time period. We look forward to our fourth year of operation.


Sincerely,



Steven Adams
Portfolio Manager



Laura S. Adams
President













STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Stock Dividend Fund from its inception, December 27, 2004 to years ending through 2007. These changes are then compared to a $10,000 investment in the S&P 500 Index for the same period. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



                    Inception  Year End  Year End  Year End  Year End
                   (12/27/04)  2004      2005      2006      2007
                    ---------  --------  --------  --------  --------
Stock Dividend Fund  $10,000   $10,068   $10,738   $13,013   $13,683
S&P 500 Index        $10,000   $10,015   $10,501   $12,159   $12,827




$14,000|                                    #
$13,000|                             #      *
$12,000|                             *
$11,000|                     #  *
$10,000|    #  *    #  *
$ 9,000|__________________________________________________________
        Inception
        (12/17/04)  2004     2005    2006   2007


        #=Stock Dividend Fund
        *=S&P 500 Index.



                      5 Day     Annual   Annual   Annual  Compounded
                      Return    Return   Return   Return  Average
                       2004     2005     2006     2007    Annual Return
                      ------    ------   ------   ------  -------------
Stock Dividend Fund    0.68%    6.65%    21.19%   5.14%   10.95%
S&P 500 Index          0.15%    4.85%    15.79%   5.33%    8.95%










STOCK DIVIDEND FUND, INC.
EXPENSES
DECEMBER 31, 2007

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire year ended December 31, 2007.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading ?Expenses Paid During Period? to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund?s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund?s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value Account Value December 31, 2006, December 31, 2006 December 31, 2007 December 31, 2007
           -----------------       -------------      -----------------

Actual            $  1,000            $ 1,051             $   8.72

Hypothetical**    $  1,000            $ 1,041             $   8.68

*Expenses are equal to the Fund?s annualized expense ratio of 0.85%, multiplied by the average account value over the period.
** Hypothetical return assumes 5% return before expenses.



STOCK DIVIDEND FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007


ASSETS
   Investment securities, at
               value (cost $10,273,964)      $ 11,044,520
   Accrued interest receivable                      1,258
   Dividends receivable                            24,010
                                              -----------
              Total assets                     11,069,788
                                              -----------

LIABILITIES
   Advisory fees payable                            8,387
                                              -----------
              Total liabilities                     8,387
                                              -----------

NET ASSETS ?
   Equivalent to $25.35 per
   share based on 436,224 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 11,061,401
	                                       ============

NET ASSETS CONSIST OF:
  Common stock				         $        436
  Paid-in capital                              10,290,409
  Net unrealized appreciation
   of investments                                 770,556
							    -----------

Net assets                                   $ 11,061,401
                                             ============



















See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

COMMON STOCKS ? 99.14%

Capital Goods ? 29.34%
   Caterpiller                               7541       $    547,175
   Dow	                                 9086            358,170
   Eastman Chemical                          2649            161,827
   Freeport-McMoran Copper and Gold          9000            921,960
   Louisiana Pacific				  20795            284,476
   Olin						  27045            522,780
   Paccar                                    3678            200,377
   PPG Industries                            3539            248,544
                                                            --------
                                                           3,245,309
Consumer Discretionary ? 4.90%					--------
   Polaris                                   2855            136,383
   Masco                                    10978            237,235
   Whirlpool                                 2065            168,566
                                                            --------
                                                             542,184
Consumer Staples ? 23.70%						--------
   Altria                                    7585            573,274
   Deluxe Corp                               5524            181,684
   Hershey						  11000            433,400
   Kraft                                    11172            364,542
   UST                                      11120            609,376
   Universal Corp                            8956            458,726
                                                            --------
                                                           2,621,002
Energy ? 12.20%								--------
   Conoco/Phillips                           7703            680,175
   Chevron Texaco                            2531            236,218
   Petro China                               2466            432,709
                                                            --------
                                                           1,349,102
Financial ? 10.60%							--------
   Bank of America                          13790            568,975
   Citigroup                                14000            412,160
   Washington Mutual                        14088            191,738
                                                            --------
                                                           1,172,873
        --------

- Continued -


STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2007


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

Healthcare/Pharmaceutical ? 6.74%
   Pfizer                                   23606       $    536,564
   Merck                                     3592            208,731
                                                            --------
                                                             745,295
        --------
Technology/Telecommunications ? 6.17%
   Telecom Corp of New Zealand              26240            435,846
   Verizon                                   5641            246,455
                                                            --------
                                                             682,301
        --------
Utilities ? 5.50%
   Hawaiian Electric                        26700            607,959
                                                            --------

   Total common stocks (cost $10,195,472)                 10,966,028
										--------
SHORT-TERM INVESTMENTS ? 0.71%
   Schwab Value Advantage Money Fund
        Bears interest approx 4.5%	(cost $78,492)            78,492
                                                            --------

   Total short-term investments (cost $78,492)                78,492
                                                            --------

Total investment securities ? 99.85% (cost $10,273,964)   11,044,520

Other assets less liabilities ? 0.15%                         16,881
                                                            --------

Net assets ? 100.00%                                   $  11,061,401
                                                        ============















See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007



INVESTMENT INCOME:
   Net Dividends                                         $    407,750
   Interest                                                     7,061
                                                         ------------
          Total investment income                             414,811

EXPENSES ?
   Advisory fees                                               93,679
   Misc fee                                              		 25
                                                         ------------
          Total expenses                                       93,704


          Net investment income                               321,107
   ------------

GAIN ON INVESTMENTS ?
   Net realized gain on investments                            16,057
   Net change in unrealized appreciation of securities        (91,255)
                                                         ------------
       Net realized and unrealized loss on investments        (75,198)
------------

   Net increase in net assets resulting from operations  $    245,909
   ============

























See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS



                                             Year Ended      Year Ended
                                      	Dec. 31, 2007   Dec. 31, 2006

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $   321,107    $    122,953
   Net realized gain on investments              16,057          64,395
   Net change in unrealized appreciation
        of securities  			            (91,255)        782,195
          						  -----------    ------------
      Net increase in net assets
          resulting from operations               245,909         969,538
     							  -----------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                      (321,107)       (122,953)
   Net realized gains                          (16,057)        (64,395)
                                            -----------    ------------
         Total Distributions                  (337,164)       (187,348)
  -----------    ------------
CAPITAL SHARE TRANSACTIONS - NET              3,671,625       4,044,631
                                            -----------    ------------

TOTAL INCREASE IN NET ASSETS                  3,580,370       4,826,821

NET ASSETS, beginning of year                 7,481,031       2,652,210
                                            -----------    ------------

NET ASSETS, end of year                    $ 11,061,401    $  7,481,031
                                            ===========    ============






















See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD
                         YEAR       YEAR       YEAR       YEAR
                         ENDED      ENDED      ENDED      ENDED
                         2007       2006       2005       2004(a)
                        --------  --------  --------  --------
Net asset value,
  beginning of period   $ 24.87   $  21.05 $   20.19  $  20.08
                        --------  --------  --------  --------
Income from investment
operations:
  Net investment income     1.49      0.56      0.48      0.03
  Net realized and
     unrealized
     gains on investments  (0.21)     3.90      0.86      0.11

                         --------  --------  --------  --------
Total income from
  investment operations	    1.28      4.46      1.34      0.14
 --------  --------  --------  --------
Less distributions from:
 Net investment income    (0.79)     (0.58)    (0.37)    (0.03)
 Net realized gains       (0.01)     (0.06)    (0.11)    (0.00)
                        --------  --------  --------- ---------
                          (0.80)     (0.64)    (0.48)    (0.03)
        --------  --------  --------  --------
Net asset value,
  end of period         $ 25.35   $  24.87  $  21.05  $  20.19
                        ========  ========  ========  ========
Total Return  (d)          5.14%     21.19%    6.65%     0.68%

Net assets,
  end of period        11,061,401  7,481,031  2,654,210  504,014

Ratio of expenses to       0.85%      0.86%    0.85%     1.25%(b)
   average monthly
   net assets (c)

Ratio of net investment    2.88%      2.83%    2.60%    11.73%(b)
   income to average
   monthly net assets

Portfolio turnover         28.19%     6.35%   32.85%     0.00%
   Rate (annualized)

(a) Calculation of per share data and ratios represents the period from December 27, 2004 (date investment operations commenced) through December 31, 2004.
(b) Per Share data has been annualized for the period.
(c) The Fund?s actual expenses are calculated daily at 0.85% of net asset value (NAV) after December 31, 2004.
(d) Total return has not been annualized for the 2004 period.

See accompanying notes to these financial statements.


STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1.	ORGANIZATION

Stock Dividend Fund, Inc. (the ?Fund?) was incorporated in the State of Texas on April 6, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The Fund had no operations until June 11, 2004, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 27, 2004. The effective date of the Fund?s Registration Statement under the Securities Act of 1933 was November 29, 2004.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund?s Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statement of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.





STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund?s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At December 31, 2007, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

3.	CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund?s $0.001 par value common stock were as follows:


                       December 31, 2007    December 31, 2006
                       -------------------  ------------------
                       Shares       Amount  Shares       Amount

Shares sold            122,477  $3,334,470   167,134  $3,857,283
Shares issued in
  reinvestment of
  dividends	          13,000     337,155     7,533     187,348
                       --------   --------  --------  ----------
Net increase 		   135,477   3,671,625   174,667   4,044,631

Beginning of year      300,747   6,618,784   126,080   2,574,153
                       -------    --------  -------  -----------
End of year            436,224  $10,290,409  300,747  $6,618,784
				   ========	 ==========  =======  ==========















STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


4.	INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $6,698,278 and $3,062,294, respectively, for the year ended December 31, 2007. There were no differences between the financial reporting basis and the income tax basis in the cost or the net unrealized appreciation of the Fund?s investments as of December 31, 2007.

As of December 31, 2007, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Unrealized appreciation
$
1,771,474
Unrealized depreciation

(1,000,918)
Net unrealized appreciation
$
770,556

5.	DISTRIBUTION TO SHAREHOLDERS
On December 31, 2007 a distribution of $0.7972 per share aggregating $337,164 was paid to the shareholders of record on that date from net investment income and net realized gains.

6.	ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the ?Advisor?) to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund?s average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The Advisor acts as the transfer agent for the Fund.



Proxy Voting Information

Stock Dividend Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.






Quarterly Filing of Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund?s Form N-Q?s are available on the SEC?s website at http://www.sec.gov, and can also be reviewed and copied at the SEC?s public reference room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contract

The Board of Directors, including all Directors that are independent, has historically reviewed factors involved in approval of the Advisory Agreement in person at the Annual Board Meeting of the Board of Directors (held 6/4/2007) and then formally approved the Agreement by unanimous consent in December (signed 12/4/2007). Going forward, the Board will hold a separate, in-person meeting, specifically called for the purpose of reviewing and re-approving the Advisory Agreement. The next meeting for this purpose was held on 2/19/2008. In approving the Advisory Agreement in 2207, the Directors considered the following:

1)	Nature, extent and quality of services provided by the Advisor ?
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Advisor under the
Advisory Agreement.  This includes portfolio management,
supervision of Fund operations, compliance and regulatory matters.
2)	Investment performance ? The Directors reviewed the performance of the Fund, as compared to market benchmarks.  This review focused on investment strategy and long term performance potential.
3)	Cost of services to the Fund and profitability of the Advisor ?
The Directors considered the Fund?s management fee and total expense ratio relative to industry averages.  The Directors
determined that the Advisor is receiving a fee that is in line with fees charged for separate accounts and that the Advisor is operating profitably, is viable and should remain an ongoing entity.
4)	Economies of Scale ? The Directors considered information
regarding economies of scale with respect to management of the
Fund and noted that the Fund and its shareholders are already experiencing and benefitting from an expense ratio that would be expected from that of funds with significantly larger asset bases.
5)	Conclusions ? Based on the above review and discussions, the
Directors concluded that it is in the best interest of the Fund and the shareholders to approve the Advisory Agreement.












Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directions of the Fund. Information pertaining to the Directors of the Fund are set forth below. The SAI of the Fund includes additional information about the Directors of the Fund and is available, without charge, by calling 800-704-6072. Each Director may be contacted by writing to that Director c/o Stock Dividend Fund, Inc., 8150 N. Central Expressway, #101, Dallas, Texas 75206.


INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private investor       Small Cap
Age 50                             since 2000             Value Fund



Yolawnde F. Malone  Director  1 Yr Tax Mngr-Tolleson      Small Cap
Age 44                             Wealth Mgmt, Self Emp  Value Fund
                                   Tax Consultant prior


Melissa D. Gordon,  Director  1 Yr Pathologist, North     Small Cap
M.D.                               Dallas Pathology       Value Fund
Age 44


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President of Fund,     Small Cap
Age 46              President      Member of Adams        Value Fund
                    Secretary      Asset Advisors,
                    Treasurer      Private investor
     prior
























Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Stock Dividend Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Stock Dividend Fund, Inc., including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 27, 2004 (the date the investment operations commenced) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Dividend Fund, Inc.
 as of December 31, 2007, the results of its operations for the year then ended, the changes in net assets for the two years in the period ended, and the financial highlights for the three years in the period then ended and for the period from December 27, 2004 (the date the investment operations commenced) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

PMB Helin Donovan, LLP


Austin, Texas
February 15, 2008


















Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an ?interested? Director and Mrs. Malone is an ?independent? Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5.  Audit Committee of listed Registrants.  (Not applicable)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a)	    The Fund?s president has concluded that the Fund?s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission?s rules and forms, based upon such officers? evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b)	    There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund?s internal controls or in other factors that could significantly affect the Fund?s internal controls subsequent to the date of their evaluation.

Item 12.  Exhibits.

a)	(1)Code of Ethics-Filed with N-CSR and hereby incorporated by reference.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached
b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/20/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/20/08